CREDIT FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Credit From Banks Abstract
Schedule of credit from banks

	Interest
	rate (1)	December 31,
	%	2023	2022

Current maturities of long-term loans (see Note 14)	Prime (1)+1.05	2,160	2,169

		2,160	2,169

(1)	The Prime rate as of December 31, 2023 – 6.25% (December 31, 2022 – 4.75%).